Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Domestic and foreign components of income from operations before income taxes are shown below:

	Year Ended December 31,
(in Millions)	2020 (1)	2019	2018
Domestic	$(19.7)	$9.9	$39.2
Foreign	(2.3)	47.9	114.5
Total	$(22.0)	$57.8	$153.7
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
The provision for income taxes attributable to income from operations consisted of:

	Year Ended December 31,
(in Millions)	2020 (1)	2019	2018
Current:
Federal (2)	$(1.9)	$3.5	$11.8
Foreign	4.6	7.4	18.4
State	—	0.1	—
Total current	$2.7	$11.0	$30.2
Deferred:
Federal	$(0.9)	$1.2	$(0.1)
Foreign	(7.4)	(4.8)	(2.9)
State	(0.1)	0.2	(0.1)
Total deferred	(8.4)	(3.4)	(3.1)
Total	$(5.7)	$7.6	$27.1
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.The year ended December 31, 2018 include the one-time impacts of the of the Tax Act, primarily related to transition tax.

The effective income tax rate applicable to income from operations before income taxes was different from the statutory U.S. federal income tax rate due to the factors listed in the following table:

	Year Ended December 31,
(in Millions)	2020 (1)	2019	2018
U.S. Federal statutory rate	$(4.6)	$12.1	$32.2
Impacts of Tax Cuts and Jobs Act Enactment (2)	—	—	0.6
Foreign earnings subject to different tax rates	0.6	(3.6)	(3.8)
Foreign derived intangible income (3)	—	(1.1)	(1.7)
State and local income taxes, less federal income tax benefit	(0.1)	0.3	(0.1)
Tax on intercompany dividends and deemed dividends for tax purposes	0.1	4.4	4.1
Changes to unrecognized tax benefits	2.1	0.6	0.4
Other permanent items	(0.2)	(0.8)	(2.2)
Change in valuation allowance	0.3	0.3	2.2
Exchange gains and losses (3)	(5.9)	(1.8)	(4.0)
Withholding taxes net of credits	1.1	—	—
Other(4)	0.9	(2.8)	(0.6)
Total tax (benefit)/provision	$(5.7)	$7.6	$27.1
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.Includes the one-time impacts of the of the Tax Act, primarily related to transition tax.
3.Includes the impact of transaction gains or losses on net monetary assets for which no corresponding tax expense or benefit is realized and the tax provision for statutory taxable gains or losses in foreign jurisdictions for which there is no corresponding amount in income before taxes.
4.The year ended December 31, 2019 includes a $3.2 million tax benefit due to revisions to our tax liabilities upon completion of prior year tax returns.
Significant components of our deferred tax assets and liabilities were attributable to:

	December 31,
(in Millions)	2020 (1)	2019
Environmental and restructuring	$1.4	$1.3
Net operating loss carry-forwards	15.3	8.1
Other assets and reserves	5.1	5.1
Deferred tax assets	$21.8	$14.5
Valuation allowance, net	(3.6)	(4.1)
Deferred tax assets, net of valuation allowance	$18.2	$10.4
Property, plant and equipment, net	(10.2)	(8.9)
Other liabilities	(0.2)	—
Deferred tax liabilities	(10.4)	(8.9)
Net deferred tax assets	$7.8	$1.5
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.

We evaluate our deferred income taxes quarterly to determine if valuation allowances are required or should be adjusted. U.S. GAAP requires companies to assess whether valuation allowances should be established against deferred tax assets based on all available evidence, both positive and negative, using a “more likely than not” standard. In assessing the need for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of deferred tax assets. This assessment considers, among other matters, the nature and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, and tax planning alternatives.

At December 31, 2020, we had total domestic net operating loss carry-forwards of $1.0 million (tax effected) which has an indefinite carryforward period. As of December 31, 2020 we had total foreign net operating loss carry-forwards of $14.3 million (tax effected) in India, the Netherlands, Switzerland, Argentina and U.K. expiring over various tax years. The tax losses incurred in Switzerland and the Netherlands of $3.3 million are attributable to restructuring that occurred in 2018 in connection with the IPO and continued non-operational related activities. In addition, these activities provide for limited forecasts of future taxable income, and as a result, we have recorded a valuation allowance through income tax expense for the years ended December 31, 2019 and 2020.

Income taxes are not provided for any additional outside basis differences inherent in our investments in subsidiaries because the investments and related unremitted earnings are essentially permanent in duration or we have concluded that no additional tax liability will arise upon disposal. Determining the amount of unrecognized deferred tax liability related to any remaining undistributed foreign earnings is not practicable due to the complexity of the hypothetical calculation.

Uncertain Income Tax Positions
U.S. GAAP accounting guidance for uncertainty in income taxes prescribes a model for the recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, disclosure and transition.
We file tax returns in various jurisdictions. Pursuant to the TMA with FMC we have recorded amounts in uncertain tax positions at December 31, 2018 for tax positions that relate to our legacy business before IPO. In jurisdictions where we filed consolidated returns with FMC, and do not maintain the entity at IPO, our uncertain tax positions have been reduced as of December 31, 2020. We have recorded a $1.3 million indemnification asset from FMC regarding uncertain tax positions that are related to our legacy business before IPO and for which we are indemnified by FMC. Our significant foreign jurisdictions, which total 3, are open for examination and adjustment during varying periods from 2015 - 2018.
As of December 31, 2020, we had total unrecognized tax benefits of $2.7 million, of which $1.3 million would unfavorably impact the effective tax rate from operations if recognized. As of December 31, 2019, we had total unrecognized tax benefits of $2.4 million, of which $0.2 million would unfavorably impact the effective tax rate if recognized. Interest and penalties related to unrecognized tax benefits are reported as a component of income tax expense. For the years ended December 31, 2020, 2019 and 2018, we recognized interest and penalties of $0.7 million, $0.2 million, and $0.3 million, respectively, in the consolidated and combined statements of income. As of December 31, 2020 and 2019, we have accrued interest and penalties in the consolidated balance sheets of $1.1 million and $0.4 million, respectively.

Due to the potential for resolution of federal, state, or foreign examinations, and the expiration of various jurisdictional statutes of limitation, it is reasonably possible that our liability for unrecognized tax benefits will decrease within the next 12 months by a range of zero to $1.0 million.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in Millions)	2020	2019	2018
Balance at beginning of year	$2.4	$2.6	$7.5
Increases related to positions taken in the current year	0.7	0.9	0.6
Increases for tax positions on acquisitions	—	—	(0.7)
Decreases related to positions taken in prior years	—	—	(1.1)
Decreases related to lapse of statutes of limitations	(0.4)	(1.1)	(0.4)
Increase in unrecognized tax benefits due to foreign currency translation	—	—	(3.3)
Balance at end of year (1)	$2.7	$2.4	$2.6
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1.At December 31, 2020, 2019, and 2018 we recognized an offsetting non-current asset of $2.7 million, $2.5 million, and $3.2 million respectively, relating to specific uncertain tax positions presented above. We have recorded a $0.4 million indemnification liability at December 31, 2020 to FMC for assets where the offsetting uncertain tax position is with FMC.